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Scudder S&P 500 Index Fund

Supplement to Prospectus
Dated August 29, 1997

The following information is to be inserted after the section entitled "Expense information" on page 2.


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The  following  table  includes  selected  data  for  a  share  outstanding  (a)
throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the
Fund's Annual Report dated December 31, 1997 and may be obtained  without charge by writing or calling Scudder Investor Services, Inc.
                                                                                           For the Period
                                                                                           August 29, 1997
                                                                                            (commencement
                                                                                          of operations) to
                                                                                          December 31, 1997
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
 Net asset value, beginning of period                                                         $12.00
 Income from investment operations:
 Net investment income                                                                           .05
 Net realized and unrealized gain (loss) on investment transactions                              .95
 Total from investment operations                                                              $1.00
 Less distributions from net investment income                                                 (.06)
 Net asset value, end of period                                                               $12.94
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 Total Return (%) (b)                                                                           8.34**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions)                                                           17
 Ratio of operating expenses, net to average daily net assets (%) (c)                            .40*
 Ratio of operating expenses before expense reductions, to average daily net                    4.42*
    assets (%) (c)
 Ratio of net investment income to average daily net assets (%)                                 1.35*

 (a) Based on monthly average shares outstanding during the period.
 (b) Total return would have been lower had certain expenses not been reduced.
 (c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized
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March 10, 1998